Financing Arrangements - Scheduled principal payments on total outstanding debt (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
2022	$ 702	$ 702
2023	9,273	8,682
2024	12,914	11,008
2025	8,734	6,608
2026	377	0
Total debt	$ 32,000	$ 27,000